Financial risk management - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales		20.00%
Expected Term	12 months
Liabilities at FVTPL | Contingent consideration
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Expected Term		12 months
Liquidity Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Non-interest bearing financial liabilities maturing period		6 months	6 months
USD | Currency risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held		80.00%	76.00%
AUD | Currency risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held		20.00%	23.00%
Other currency | Currency risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held			1.00%